Non-interest income	12 Months Ended
Dec. 31, 2017
Non-interest income
Non-interest income

2 Non-interest income
	2017	2016	2015
	£m	£m	£m

Fees and commissions receivable
Payment services	829	856	923
Credit and debit card fees	665	645	738
Lending (credit facilities)	1,060	1,044	1,076
Brokerage	148	154	262
Investment management	249	250	305
Trade finance	173	196	242
Other	214	195	196

	3,338	3,340	3,742

Fees and commissions payable
Banking	(883)	(805)	(809)

Income from trading activities
Foreign exchange	525	989	809
Interest rate	(50)	(480)	35
Credit	197	336	(80)
Changes in fair value of own debt and derivative liabilities attributable to own credit
- debt securities in issue	(81)	87	252
- derivative liabilities	12	67	2
Equities and other	31	(25)	42

	634	974	1,060

Loss on redemption of own debt	(7)	(126)	(263)

Other operating income
Operating lease and other rental income	276	287	276
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk (2)
- debt securities in issue	—	41	84
- subordinated liabilities	—	(15)	(29)
Other changes in the fair value of financial assets and liabilities designated as at fair value through profit or loss and related derivatives	99	(13)	375
Changes in the fair value of investment properties	(14)	(11)	2
Profit/(loss) on sale of securities	226	71	(4)
Profit on sale of property, plant and equipment	75	18	91
Profit/(loss) on sale of subsidiaries and associates	245	273	(102)
Loss on disposal or settlement of loans and receivables	(35)	(277)	(558)
Share of profits of associated entities	104	59	140
Other income (3)	88	66	151

Non-interest income	1,064	499	426

Notes:

(2)      Measured as the change in fair value from movements in the year in the credit risk premium payable by RBS. Ahead of adopting IFRS9 Financial Instruments from 1 January 2018, RBS has adopted the provisions in respect of the presentation of gains and losses on financial liabilities designated as at fair value through profit or loss from 1 January 2017.

(3)      Includes income from activities other than banking.